Condensed Financial Statements of Parent Company (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Securities available for sale	$ 134,492	$ 114,276
Other assets	4,585	4,840
Total Assets	508,913	495,914
Liabilities
Other liabilities	4,216	4,329
Total liabilities	448,407	438,010
Total shareholders' equity	60,506	57,904	54,313	52,926
Total liabilities and shareholders' equity	508,913	495,914
Parent Company
Assets
Cash	135	487
Securities available for sale	628	218
Other assets	27	26
Investment in ChoiceOne Bank	59,810	57,264
Total Assets	60,600	57,995
Liabilities
Mandatory redeemable shares under ESOP, at fair value	77	65
Other liabilities	17	26
Total liabilities	94	91
Total shareholders' equity	60,506	57,904
Total liabilities and shareholders' equity	$ 60,600	$ 57,995